Statements Of Changes In Partners' Capital - USD ($)	Limited Partners [Member]	Special Limited Partners [Member]	New Profit Memo Account [Member]	General Partner [Member]	Total
PARTNERS' CAPITAL at Dec. 31, 2015	$ 73,450,219	$ 58,774,125		$ 2,683,619	$ 134,907,963
Contributions	10,680,389	3,000,000			13,680,389
Withdrawals	(5,710,224)	(4,774,438)		(2,405,884)	(12,890,546)
Net income	9,411,730	9,977,639	2,150	458,985	19,850,504
General Partner's allocation - profit share	(1,685,107)	(68,626)	1,753,733
Transfer of New Profit Memo Account to General Partner			(1,755,883)	1,755,883
PARTNERS' CAPITAL at Dec. 31, 2016	86,147,007	66,908,700		2,492,603	155,548,310
Contributions	15,971,900	2,000,000			17,971,900
Withdrawals	(6,712,185)	(9,003,881)		(1,276,588)	(16,992,654)
Net income	4,802,253	5,760,370	532	224,557	10,787,712
General Partner's allocation - profit share	(924,255)	(1,801)	926,056
Transfer of New Profit Memo Account to General Partner			(926,588)	926,588
PARTNERS' CAPITAL at Dec. 31, 2017	$ 99,284,720	$ 65,663,388		$ 2,367,160	$ 167,315,268